Earnings/ (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings/ (Loss) Per Share [Abstract]
Schedule of earnings/ (loss) per share
	For the six months ended
	2018	2017
Basic (Loss)/Earnings Per Share Numerator
Profit for the year attributable to owners of the Company	$(2,355,794)	$(3,969,079)

Diluted (Loss)/Earnings Per Share Numerator
Profit for the year attributable to owners of the Company	$(2,355,794)	$(3,969,079)

Basic (Loss)/Earnings Per Share Denominator#
Original shares:	1,986,299	1,767,821
Additions from actual events:
- Issuance of common stock, weighted	220,442	3,311
Basic weighted average shares outstanding	2,206,741	1,771,132

Diluted (Loss)/Earnings Per Share Denominator#
Basic weighted average shares outstanding	2,206,741	1,771,132
Dilutive shares: Potential additions from dilutive events:
- Exercise of investor warrants*	-	-
Diluted Weighted Average Shares Outstanding:	2,206,741	1,771,132

(Loss)/Earnings Per Share#
- Basic	$(1.07)	$(2.24)
- Diluted	$(1.07)	$(2.24)
Weighted Average Shares Outstanding#
- Basic	2,206,741	1,771,132
- Diluted	2,206,741	1,771,132

*	There were no potential dilutive additions to diluted weighted shares outstanding